Revenues (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Summary of Revenues Amounts in Accompanying Consolidated Statements of Operations
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	For the six-month periods ended June 30,
	2021	2022
Time charter revenues	5,516,211	8,937,026
Bareboat revenues	1,299,313	1,388,990
Voyage charter revenues	2,397,404	5,950,928
Other income	13,949	187,705

Total	9,226,877	16,464,649